Provisions - Disclosure of Sensitivity Analysis for Actuarial Assumptions (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates if rates decrease by 25%	3.05%
Discount rate	3.30%	3.69%	0.98%
Actuarial assumption of discount rates if rates increase by 25%	3.55%
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net defined benefit liability if actuarial assumption of discount rates decrease by 25%	€ 337
Net defined benefit liability	323
Net defined benefit liability if actuarial assumption of discount rates increase by 25%	€ 309